As filed with the Securities and Exchange Commission on April 26, 2002

                                                Securities Act File No. 2-28097


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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     Pre-Effective Amendment No.            X  Post-Effective Amendment No.  2
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                        (Check appropriate box or boxes)

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                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (404) 261-1116
                        (Area Code and Telephone Number)

          Suite 450, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326
                    (Address of Principal Executive Offices)

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                             ATLANTA, GEORGIA 30326
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

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Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

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It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

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Title of Securities Being Registered: Shares of Common Stock, Par Value of $0.001 per share.

No filing fee is required because of reliance on Section 24(f) under The Investment Company Act of 1940, as amended.

This amendment consists of the following:

         (1)      Facing sheet of the Registration Statement; and
         (2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (Reg. No. 2-28097), filed on January 14, 2002.

This amendment is being filed solely to file as Exhibit 12 to this Registration Statement on Form N-14 the opinion of PricewaterhouseCoopers, LLP, regarding certain tax matters.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

       1 (a) Registrant's Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (b) Amendments to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (c) Articles Supplementary to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

       2          (a)   By-Laws. Incorporated herein by reference to
                  Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (b) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

       3          Not Applicable.

       4 Forms of Agreements and Plans of Reorganization are included in Part A to the Registration Statement on Form N-14.

       5          Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).


       6          (a)     Restated Investment  Adviser's Agreement among
                          Registrant and Enterprise Capital Management, Inc.
                          Incorporated herein by reference to Post-Effective
                          Amendment No. 63 to Registrant's Registration
                          Statement on Form N-1A (Reg. No. 2-28097), filed on
                          February 26, 2001.

                  (b) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (c) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (d) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (e) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (f) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.


                  (g) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (h) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (i) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Vontobel USA Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (j) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (k) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (l) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (m) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (n) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (o) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (p) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A
                          (Reg. No. 2-28097), filed on February 26, 2001.

                  (q) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (r) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (s) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-28097) filed on July 17, 2000.

                  (t) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 25, 2000.

                  (u) Fund Manager's Agreement among the Enterprise Group of Funds, Inc., Enterprise Capital, and Nicholas-Applegate Capital Management as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 29, 2000.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (w) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Brinson Advisors, as sub-advisor. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

                  (y) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor. Incorporated herein by reference to Post-Effective No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

         (7)      (a)     General Distributor's Agreement.

                  (b) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (8)      Not applicable.

       9 Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.

       10(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

       10(b) 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       11 Opinion and Consent of Counsel, as to the legality of the Securities being registered. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (Reg. No. 2-28097) filed on October 23, 2001.

       12 Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders concerning the reorganization of the Balanced Fund into the Growth Fund is filed herewith.

       13         Not Applicable.

       14 Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Form N-14 (File No. 2-28097) filed on September 21, 2001.

       15         Not Applicable.

       16 Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       17(a) Form of Proxy Cards and voting form. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (Reg No. 2-28097) filed on October 23, 2001.

       17(b) Annual Report of Registrant, dated December 31, 2000, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 2-28097), filed on February 21, 2001.

       17(c) Prospectus and statement of additional information of Registrant, dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 30, 2001.

       17(d) Semi-Annual Report of Registrant, dated June 30, 2001, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 2-28097) filed on August 28, 2001.

       17(e) Chairman's letter. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (Reg. No. 2-28097) filed on October 23, 2001.

       17(f) Questions and Answers. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (Reg. No. 2-28097) filed on October 23, 2001.

Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under Paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Atlanta, and state of Georgia, on the 26th day of April, 2002. The Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ VICTOR UGOLYN
---------------------------------     Chairman, President and Chief            April 26, 2002
Victor Ugolyn                         Executive Officer

/s/ PHILLIP G. GOFF
---------------------------------     Principal Financial and Accounting       April 26, 2002
Phillip G. Goff                       Officer

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Arthur T. Dietz                       Director                                 April 26, 2002

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Samuel J. Foti                        Director                                 April 26, 2002

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Arthur Howell                         Director                                 April 26, 2002

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Lonnie H. Pope                        Director                                 April 26, 2002

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William A. Mitchell, Jr.              Director                                 April 26, 2002

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Michael I. Roth                       Director                                 April 26, 2002

By: /s/ CATHERINE R MCCLELLAN
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   (Attorney-in-Fact)

                                [EXHIBIT INDEX]



    Exhibit                            Description
    Number                             -----------
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12 Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders concerning the reorganization of the Balanced Fund into the Growth Fund is incorporated herein.